OTHER OPERATING INCOME/(EXPENSES) (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Operating Incomeexpenses
Government grants/net present value of long-term fiscal incentives		R$ 1,289.3	R$ 853.2	R$ 735.9
Extemporaneous credits/(debits)	[1]	1,013.9	1,219.0	2,121.3
(Additions)/reversals of provisions		(77.2)	(71.4)	(70.1)
Gains/(losses) on disposals of property, plant and equipment, intangible assets and the operations of associates		88.8	66.1	27.2
Other operating income/(expenses), net		199.1	57.2	(134.9)
Total		R$ 2,513.9	R$ 2,124.1	R$ 2,679.4

[1]	As detailed in Note 30 – Contingencies, the Company recognized PIS and COFINS credits arising from the exclusion of ICMS from its calculation basis, in the item Other operating income/(expenses).